UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co.

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 28-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Lewis
Title:  Chief Compliance Officer
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Peter J. Lewis                 St. Louis, MO                      11/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:  $      275,181
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AM Castle & Co                 COM            148411101     3337   305044 SH       SOLE                 305044      0    0
Aegean Marine Petroleum Inc    COM            y0017s102     7325  1624160 SH       SOLE                1624160      0    0
Allied World Assurance Ltd     COM            h01531104     9884   184024 SH       SOLE                 184024      0    0
AmeriServ Financial Inc        COM            03074a102     1669   878563 SH       SOLE                 878563      0    0
Argo Group Intl Holdings Ltd   COM            g0464b107     8131   286606 SH       SOLE                 286606      0    0
Brown Shoe Company             COM            115736100     7668  1076948 SH       SOLE                1076948      0    0
CNA Financial Corp             COM            126117100     9097   404857 SH       SOLE                 404857      0    0
Canadian Solar Inc             COM            136635109     5540  1505384 SH       SOLE                1505384      0    0
Celestica Inc                  COM            15101q108     6571   906335 SH       SOLE                 906335      0    0
Charming Shoppes Inc           COM            161133103     7999  3076362 SH       SOLE                3076362      0    0
Chiquita Brands Intl Inc       COM            170032809     8663  1038699 SH       SOLE                1038699      0    0
Dean Foods Company             COM            242370104     6964   785122 SH       SOLE                 785122      0    0
Dole Food Company Inc          COM            256603101     8857   885737 SH       SOLE                 885737      0    0
Flexsteel Industries Inc       COM            339382103     4968   331428 SH       SOLE                 331428      0    0
Furniture Brands Intl Inc      COM            360921100     4005  1944247 SH       SOLE                1944247      0    0
GameStop Corp                  COM            36467w109     9220   399150 SH       SOLE                 399150      0    0
Genco Shipping & Trading Ltd   COM            y2685t107     7759   993470 SH       SOLE                 993470      0    0
General Cable Corporation      COM            369300108     4512   193252 SH       SOLE                 193252      0    0
Goodyear Tire & Rubber Co      COM            382550101     7747   767783 SH       SOLE                 767783      0    0
Group 1 Automotive Inc         COM            398905109     9225   259481 SH       SOLE                 259481      0    0
Hawaiian Holdings Inc          COM            419879101     3903   927077 SH       SOLE                 927077      0    0
Ingram Micro Inc               COM            457153104     8265   512402 SH       SOLE                 512402      0    0
Jones Group Inc                COM            48020t101     9024   979829 SH       SOLE                 979829      0    0
Meritor Inc                    COM            59001k100     6348   899092 SH       SOLE                 899092      0    0
Navistar Intl Corp             COM            63934E108     7161   222934 SH       SOLE                 222934      0    0
OfficeMax Incorporated         COM            67622p101     8001  1649725 SH       SOLE                1649725      0    0
Overseas Shipholding Group Inc COM            690368105     2351   171113 SH       SOLE                 171113      0    0
PHH Corporation                COM            693320202     9027   561390 SH       SOLE                 561390      0    0
PolyOne Corporation            COM            73179p106     5762   538003 SH       SOLE                 538003      0    0
RadioShack Corporation         COM            750438103     7948   684000 SH       SOLE                 684000      0    0
Royal Caribbean Cruises Ltd    COM            v7780t103     5386   248910 SH       SOLE                 248910      0    0
SUPERVALU INC                  COM            868536103     8731  1310941 SH       SOLE                1310941      0    0
Sanmina-SCI Corp               COM            800907206     6865  1027687 SH       SOLE                1027687      0    0
Sonic Automotive Inc           COM            83545g102     7570   701614 SH       SOLE                 701614      0    0
Star Bulk Carriers Corp        COM            y8162k105     3363  2607068 SH       SOLE                2607068      0    0
Stewart Information Services C COM            860372101     7605   860298 SH       SOLE                 860298      0    0
Tesoro Corporation             COM            881609101     8174   419813 SH       SOLE                 419813      0    0
The Hanover Insurance Group In COM            410867105     7022   197790 SH       SOLE                 197790      0    0
Valero Energy Corp             COM            91913y100     5978   336204 SH       SOLE                 336204      0    0
Virco Mfg Corp                 COM            927651109      980   653399 SH       SOLE                 653399      0    0
Whirlpool Corp                 COM            963320106     6576   131750 SH       SOLE                 131750      0    0